Roundhill BITKRAFT Esports & Digital Entertainment ETF
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 100.7%
Computers — 26.1% (e)
Asetek A/S (a)(b)	43,652	$380,228
Asustek Computer, Inc. (a)	125,055	1,094,587
Corsair Gaming, Inc. (b)	131,984	2,652,878
Endor AG (a)(b)	2,701	399,083
Guillemot Corp. (a)(b)	42,274	347,008
Keywords Studios PLC (a)	39,347	1,106,890
Logitech International SA (a)	15,640	1,220,218
Razer, Inc. (a)(b)(c)	7,441,000	1,680,226
Thermaltake Technology Co., Ltd. (a)	665,160	1,660,489
Tobii AB (a)(b)	179,415	1,061,455
		11,603,062
Electronics — 6.2%
Micro-Star International Co., Ltd. (a)	230,084	1,056,597
Turtle Beach Corp. (b)	92,865	1,690,143
		2,746,740
Holding Companies-Divers — 2.4%
Flying Eagle Acquisition Corp. - Class A (b)	86,674	1,053,956
		1,053,956
Internet - 15.6%
AfreecaTV Co., Ltd. (a)	35,508	1,782,231
JOYY, Inc. - ADR (a)	13,742	1,108,567
NCSoft Corp. (a)	1,672	1,152,315
Score Media and Gaming, Inc. (a)(b)	877,075	472,764
Tencent Holdings Ltd. (a)	37,000	2,442,000
		6,957,877
Media — 5.4%
Modern Times Group MTG AB - Class B (a)(b)	172,486	2,422,513

Software — 45.0% (e)
Activision Blizzard, Inc.	31,289	2,532,844
Better Collective A/S (a)(b)	35,181	481,528
Bilibili, Inc. - ADR (a)(b)	38,780	1,613,248
Capcom Co., Ltd. (a)	19,900	1,105,032
DouYu International Holdings Ltd. - ADR (a)(b)	156,329	2,065,106
Electronic Arts, Inc. (b)	13,270	1,730,541
Enthusiast Gaming Holdings, Inc. (a)(b)	179,675	213,875
HUYA, Inc. - ADR (a)(b)	93,262	2,233,624
Konami Holdings Corp. (a)	27,000	1,161,565
NetEase, Inc. - ADR (a)	3,585	1,629,992
Sea Ltd. - ADR (a)(b)	11,322	1,744,041
Take-Two Interactive Software, Inc. (b)	10,541	1,741,584
Ubisoft Entertainment SA (a)(b)	19,387	1,751,894
		20,004,874

TOTAL COMMON STOCKS (Cost $38,498,189)		44,789,022

MONEY MARKET FUNDS — 0.0% (f)
First American Government Obligations Fund - Class X, 0.07% (d)	27,334	27,334
TOTAL MONEY MARKET FUNDS (Cost $27,334)		27,334

TOTAL INVESTMENTS — 100.7% (Cost $38,525,523)		44,816,356
Other assets and liabilities, net — (0.7)%		(333,339)
NET ASSETS — 100.0%		$44,483,017

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	25.7%
China	24.9%
Taiwan	8.6%
Sweden	7.8%
Singapore	7.7%
South Korea	6.6%
Japan	5.1%
France	4.7%
Switzerland	2.7%
Ireland	2.5%
Denmark	1.9%
Canada	1.6%
Germany	0.9%
Total Country	100.7%
TOTAL INVESTMENTS	100.7%
Other assets and liabilities, net	-0.7%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$44,789,022	$-	$-	$44,789,022
Money Market Funds	27,334	-	-	27,334
Total Investments in Securities	$44,816,356	$-	$-	$44,816,356

* See the Schedule of Investments for industry classifications.